Right of use assets and lease liabilities	12 Months Ended
Dec. 31, 2021
Financial Debt
Right of use assets and lease liabilities

9.    Right of use assets and lease liabilities

The Company has lease contracts for buildings and vehicles used in its operations. Leases of building generally have lease terms between four and nine years, while motor vehicles generally have lease terms of five years. The Company’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Company is restricted from assigning and subleasing the leased assets and some contracts require the Company to maintain certain financial ratios. The Company also has certain leases of office equipment with low value. The Company applies the “short-term lease” and “lease of low-value assets” recognition exemptions for these leases. We refer to note 35 for the impact on income statement for these “short-term leases” and “leases of low-value assets”.

The future cash outflows to which the Company is potentially exposed that are not reflected in the measurement of lease liabilities only consist of leases not yet commenced to which the Company is committed. The impact is $US 0.7 million.

The carrying amounts of right-of-use assets recognized and the movements during the period is as follows:

(in EUR 000)	Building	Motor vehicles	Total
Cost
Opening value at January 1, 2020	1,207	192	1,399
Additions	3,194	233	3,427
Disposal	(1,207)	(23)	(1,230)
Exchange difference	(5)	—	(5)
Cost at December 31, 2020	3,189	402	3,591
Additions	24	290	314
Disposal	(13)	(22)	(35)
Exchange difference	243	—	243
Cost at December 31, 2021	3,443	670	4,113
Depreciation
Opening accumulated depreciation at January 1, 2020	(281)	(52)	(333)
Depreciation charge	(383)	(68)	(451)
Disposal	470	11	481
Exchange difference	(5)	—	(5)
Depreciation at December 31, 2020	(199)	(109)	(308)
Depreciation charge	(453)	(117)	(570)
Disposal	2	19	21
Exchange difference	(38)	—	(38)
Depreciation at December 31, 2021	(688)	(207)	(895)
Net book value at December 31, 2020	2,990	293	3,283
Net book value at December 31, 2021	2,755	463	3,218

In 2021, the Company did enter into new lease agreements for €314,000 which are mainly related to cars, compared to €3.4 million in 2020. The repayments of lease liabilities amounted to €0.5 million (2020: €479,000). The depreciations on the right of use assets amounted to €0.6 million and €451,000 for 2021 and 2020, respectively.

For the year ended December 31, 2021, the Company recognized a gain on disposal of €11,000 (2020: loss on disposal of €6,000).

The maturity analysis of lease liabilities is disclosed in note 4.5.

(in EUR 000)	2021	2020
Lease debt at January 1	3,317	1,075
New lease debts	314	3,427
Rent expense paid	(591)	(479)
Accretion of interest	91	47
Disposal	(25)	(743)
Exchange differences	213	(10)
Lease debt at December 31	3,319	3,317

	As at December 31
(in EUR 000)	2021	2020
Non-current lease liabilities	2,737	2,844
Current lease liabilities	582	473
Total	3,319	3,317